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AXS Chesapeake Strategy Fund

AXS Chesapeake Strategy Fund

Class A Shares: ECHAX

Class C Shares: ECHCX

Class I Shares: EQCHX

A series of Investment Managers Series Trust II (the “Trust”)

Supplement dated July 29, 2022, to the

Prospectus dated February 1, 2022, as supplemented.

Effective July 23, 2022 (the “Effective Date”), AXS Investments LLC (the “Advisor”) has agreed to lower its management fee for the AXS Chesapeake Strategy Fund (the “Fund”) from 1.50% to 1.45% of the Fund’s average daily net assets. Accordingly, as of the Effective Date, the following revisions are made to the Fund’s Prospectus:

The “Fees and Expenses of the Fund” in the Fund’s summary section of the Prospectus is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the sections titled "YOUR ACCOUNT WITH THE FUND - Purchase of Shares/Class A Shares Purchase Program", "YOUR ACCOUNT WITH THE FUND - Purchase of Shares/Class C Shares Purchase Programs", "YOUR ACCOUNT WITH THE FUND - Purchase of Shares/Class I Shares" and in "APPENDIX A - Waivers and Discounts Available from Intermediaries" of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AXS Chesapeake Strategy Fund - USD ($)	Class A Shares	Class C Shares		Class I Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none		none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	none	1.00%	[1]	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	none	none		none
Wire fee	$ 20	$ 20		$ 20
Overnight check delivery fee	25	25		25
Retirement account fees (annual maintenance fee)	$ 15	$ 15		$ 15
[1]	Class C Shares are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on any shares sold within 12 months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AXS Chesapeake Strategy Fund		Class A Shares	Class C Shares	Class I Shares
Management fees	[1],[2]	1.45%	1.45%	1.45%
Distribution and service (Rule 12b-1) fees	[1]	0.25%	1.00%	none
Other expenses	[1],[3]	0.80%	0.80%	0.80%
Acquired fund fees and expenses	[1]	0.06%	0.06%	0.06%
Total annual fund operating expenses	[1],[4],[5]	2.56%	3.31%	2.31%
Fees waived and/or expenses reimbursed	[1]	(0.40%)	(0.40%)	(0.40%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1],[4],[5]	2.16%	2.91%	1.91%
[1]	The expense information in the table has been restated to reflect the current management fee, effective July 23, 2022, and other expenses.
[2]	The Fund’s “Management Fees” include a management fee paid to the advisor by the Fund’s consolidated wholly-owned subsidiary (“Subsidiary”) at the annual rate of 1.45% of the Subsidiary’s average daily net assets. The advisor has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive a portion of the management fee it receives from the Fund in an amount equal to the management fee paid to the advisor by the Subsidiary, with no right to recoupment. This undertaking may not be terminated by the advisor as long as the investment advisory agreement between the Subsidiary and the advisor is in place unless the advisor obtains the prior approval of the Trust’s Board of Trustees.
[3]	“Other Expenses” include expenses of the Fund’s Subsidiary other than management fees paid by the Subsidiary to the advisor, which are included in “Management Fees” in the table above.
[4]	The “Total annual fund operating expenses” and “Total annual fund operating expenses after waiving fees and/or reimbursing expenses” do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[5]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation expenses) do not exceed 2.10%, 2.85% and 1.85% of the average daily net assets of Class A, Class C and Class I shares of the Fund, respectively. This agreement is effective until July 22, 2024, and it may be terminated before that date only by Trust’s Board of Trustees. The advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the advisor to the Fund for a period ending three years after the date of the waiver or payment. Similarly, the predecessor fund’s investment advisor, Equinox Institutional Asset Management, LP (“Equinox”), is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by Equinox to the predecessor fund prior to the predecessor fund’s reorganization on November 8, 2019, for a period ending three years after the date of the waiver of payment, In each case, such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first. Any reimbursement of fees waived or payments made by Equinox to the predecessor fund prior to the reorganization must be approved by the Trust’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class A and Class C shares and $100,000 (initial investment minimum) in Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - AXS Chesapeake Strategy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A Shares	781	1,252	1,788	3,245
Class C Shares	394	942	1,656	3,548
Class I Shares	194	643	1,161	2,582

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
AXS Chesapeake Strategy Fund | Class C Shares | USD ($)	294	942	1,656	3,548